Cover	Sep. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2025
Entity File Number	001-41792
Entity Registrant Name	INSPIRE VETERINARY PARTNERS, INC.
Entity Central Index Key	0001939365
Entity Tax Identification Number	85-4359258
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	780 Lynnhaven Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23452
City Area Code	757
Local Phone Number	734-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	IVP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false